Acquisitions - Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination (Details) - Westrock $ in Millions	Jul. 05, 2024 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value	$ 963
Weighted Average Useful Lives (in years)	12 years
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value	$ 459
Weighted Average Useful Lives (in years)	14 years
Trade names and trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value	$ 228
Weighted Average Useful Lives (in years)	10 years
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value	$ 179
Weighted Average Useful Lives (in years)	12 years
Software assets
Acquired Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value	$ 93
Weighted Average Useful Lives (in years)	5 years
Land use rights
Acquired Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value	$ 4
Weighted Average Useful Lives (in years)	22 years